Statement of Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	$ 26.5	$ 10.8	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	5.9	5.7
Amortization of definite-lived intangible assets	0.4	0.6
Amortization of debt discount and debt issuance costs	2.3	1.9
Deferred income taxes	16.0	5.8
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	(1.3)	0
Non-cash equity compensation	2.5	1.4
Net non-cash LIFO (benefit) charge	(2.9)	14.9
Non-cash unrealized gains on derivative positions	(3.6)	(6.0)
Amortization of option premiums paid (received)	0.1	(0.3)
Losses on disposition of property, plant and equipment	0	0.1
Non-cash net periodic benefit income	(3.0)	(1.5)	[2]
Other non-cash charges	0.8	0.1	[2]
Changes in operating assets and liabilities, net of effect of acquisition:
Trade and other receivables	(31.3)	(25.5)
Inventories (excluding LIFO benefit/charge)	10.4	(10.4)
Prepaid expenses and other current assets	(1.9)	(0.7)
Accounts payable	3.3	13.6
Accrued liabilities	4.3	(1.1)
Payable to affiliate	8.0	6.8
Long-term assets and liabilities, net	(1.5)	(0.4)
Net cash provided by operating activities	35.0	15.8
Cash flows from investing activities:
Capital expenditures	(9.0)	(6.2)
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)	0	(83.2)
Change in restricted cash	7.2	0
Net cash used in investing activities	(1.8)	(89.4)
Cash flows from financing activities:
Repayment of promissory notes	0	(0.3)
Excess tax benefit upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	1.3	0
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(2.1)	(1.1)
Cash dividend paid to stockholders	(4.9)	(4.7)
Net cash used in financing activities	(5.7)	(6.1)
Net increase (decrease) in cash and cash equivalents during the period	27.5	(79.7)
Cash and cash equivalents at beginning of period	49.8	135.6
Cash and cash equivalents at end of period	$ 77.3	$ 55.9

[1]	Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.
[2]	Non-cash net periodic benefit cost was included within Other non-cash charges in the quarter ended March 31, 2011. Such amount has been reclassified from Other non-cash charges to conform to current period presentation.